CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (11,792)	$ 82,079	$ 111,082
Other comprehensive income (loss):
Decrease (increase) in benefit plan liability	1,543	(604)	0
Total Comprehensive income (loss)	(4,532)	82,043	113,249
Comprehensive loss attributable to non-controlling interests	5,717	568	2,167
Comprehensive income (loss) attributable to Genesis Energy, L.P.	$ (10,249)	$ 81,475	$ 111,082